SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Weighted Average Grant Date Fair Value and Total Intrinsic Value of Options Exercised
The following table summarizes activity related to stock options outstanding as of and for the year ended December 31, 2025:

(Stock options and intrinsic value in thousands)	Number of stock options outstanding	Weighted-average exercise price	Weighted-average remaining contractual life (years)	Aggregate intrinsic value
Outstanding – January 1, 2025	24,153	$2.91	6.33	$—
Granted	7,243	0.95
Exercised	(8)	1.35
Forfeited, cancelled, and expired	(2,735)	2.43
Cancelled under the Award Exchange Program	(8,866)	3.32
Outstanding[1] - December 31, 2025	19,787	$2.23	7.38	$1,775
Exercisable - December 31, 2025	11,077	$3.02	6.20	$355
[1] Outstanding stock options include stock options granted to the Company’s Chief Executive Officer during the year ended December 31, 2024, that vest based on the achievement of certain market-based performance goals over the performance period, including the achievement of certain stock price performance targets.

The following table summarizes the weighted-average grant date fair value and total intrinsic value of stock options exercised for the years ended December 31, 2025 and 2024:

(In thousands, except per share data)	December 31, 2025	December 31, 2024
Weighted-average per share grant date fair value of stock options granted	$0.64	$1.03
Intrinsic value of stock options exercised, using market price at exercise date	$4	$3

Schedule of Fair Value Valuation Assumptions
The fair value of stock options granted under the Plan during the year ended December 31, 2025 and 2024 was determined using the Black-Scholes option-pricing model with the following range of assumptions at the time of the grant:

	December 31, 2025	December 31, 2024
Risk-free annual interest rate	3.8% to 4.4%	3.9% to 4.3%
Expected annual dividend yield	0%	0%
Expected stock price volatility	72.8% to 92.8%	72.4% to 84.4%
Expected life of stock options	1.5 to 7.0 years	4.5 to 7.5 years
Forfeiture rate	19.3% to 19.6%	9.9% to 34.0%
Fair value at grant date	$0.33 to $0.94	$0.24 to $1.55
Stock price at grant date	$0.51 to $1.31	$0.87 to $2.05
Exercise price range	$0.51 to $1.35	$0.92 to $6.62

Schedule of RSUs Outstanding
The following table summarizes activity related to RSUs outstanding as of and for the year ended December 31, 2025:

(shares in thousands)	Number of RSUs outstanding	Weighted-average fair value
Outstanding – January 1, 2025	8,927	$2.14
Granted	13,560	0.95
Granted under the Award Exchange Program	8,866	0.98
Vested and settled	(2,808)	2.34
Forfeited	(2,078)	1.49
Outstanding - December 31, 2025	26,467	$1.15

For the years ended December 31, 2025 and 2024, total fair value of RSUs vested, using market price at vest date, was $2.6 million and $3.5 million, respectively.

Schedule of Share-based Compensation Expense Capitalized
The following table sets forth the classification of share-based compensation expense related to stock options for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Stock Option expense included in cost of goods sold and ending inventory	$456	$1,121
Stock Option expense included in selling, general, and administrative expense	2,940	5,313
Total share-based compensation expense for stock options	$3,396	$6,434
The following table sets forth the classification of share-based compensation expense related to RSUs for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
RSU expense included in cost of goods sold and ending inventory	$1,055	$1,407
RSU expense included in selling, general, and administrative expense	6,473	6,490
Total share-based compensation expense for RSUs	$7,528	$7,897
The following table reflects share-based compensation expense capitalized to cost of goods sold and share-based compensation expense capitalized to ending inventory for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Capitalized expense to cost of goods sold	$1,822	$2,361
Capitalized expense to inventory for prior periods	848	661